Deferred tax - Analysis of the deferred tax (Details) - GBP (£) £ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax asset	£ (63,974)	£ (142,107)
Deferred tax liabilities	28,559	20,828
Deferred tax liability (asset)	(35,415)	(121,279)	£ (131,096)
US
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax asset	(63,974)	(142,107)
Deferred tax liability (asset)	(63,974)	(142,107)	(145,460)
UK
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax liabilities	28,559	20,828
Deferred tax liability (asset)	£ 28,559	£ 20,828	£ 14,364